Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income/ (loss)	$ 13,047	$ (58,592)	$ (3,798)
Adjustments to reconcile net loss to net cash provided by/ (used in) operating activities:
Depreciation and amortization	67,718	63,880	49,644
Amortization and write-off of deferred finance fees and bond premium	9,111	11,615	2,820
Amortization of dry dock and special survey costs	1,979	3,096	2,622
Stock based compensation	5,254	1,089	0
Impairment loss	11,690	0	0
(Gain)/ loss on sale of vessels	(22,599)	21,098	0
Non- cash settlement received	0	(3,446)	0
Change in fair value of other assets	1,188	0	0
Equity in earnings of affiliates	(2,000)	0	0
Changes in operating assets and liabilities:
(Increase)/ decrease in prepaid expenses and other current assets	(5,287)	1,523	(2,194)
(Increase)/ decrease in accounts receivable	(9,308)	(3,338)	1,375
Decrease/(increase) in restricted cash	642	(1,538)	320
Decrease/(increase) in other long term assets	3,665	(4,636)	413
Increase in accounts payable	254	300	256
Decrease in accrued expenses	(1,640)	(966)	(2,541)
Payments for dry dock and special survey costs	(5,726)	(242)	(2,944)
(Increase)/ decrease in due to related parties	15,014	(62,615)	35,780
(Decrease)/increase in due from related parties	(1,361)	0	0
(Decrease)/increase in deferred revenue	(5,656)	3,405	400
Decrease in other long term liabilities	0	(204)	(276)
Net cash provided by/(used in) operating activities	75,985	(29,571)	81,877
Investing Activities
Acquisition of vessels	(362,339)	(288,906)	(83,253)
Deposits for vessel acquisitions	(11,881)	(24,907)	(142,119)
Net cash proceeds from sale of vessels and intangibles	232,956	17,407	0
Investment in affiliate	0	(4,750)	0
Loan receivable to / from affiliate	(4,465)	(2,660)	0
Decrease in restricted cash	0	10,076	19,416
Net cash used in investing activities	(145,729)	(293,740)	(205,956)
Financing Activities
Loan proceeds, net of deferred finance costs and net of premium	161,932	155,550	162,813
Loan proceeds from related party, net of deferred finance cost	165,650	0	5,000
Loan repayment to related party	(169,650)	(35,000)	(10,000)
Loan repayments	(216,197)	(100,216)	(13,744)
Repayment of Senior Notes	0	(505,000)	0
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	59,598	595,420	0
Dividend paid	(31,871)	(19,711)	(9,759)
Increase/ (Decrease) in restricted cash	17,651	(12,337)	(8,685)
Payment to related party	0	(22,948)	0
Net proceeds from equity offerings	54,289	307,542	0
Net cash provided by financing activities	41,402	363,300	125,625
Net (decrease)/increase in cash and cash equivalents	(28,342)	39,989	1,546
Cash and cash equivalents, beginning of year	82,835	42,846	41,300
Cash and cash equivalents, end of year	54,493	82,835	42,846
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	69,255	54,726	47,102
Non-cash investing activities
Capitalized financing costs	355	472	879
AFS securities received upon sale of vessels	18,640	0	0
Investment in affiliates received upon sale of vessels	145,860	0	0
Accrued interest on loan to affiliate	1,353	0	0
Non-cash financing activities
Dividends payable	7,967	7,220	2,410
Acquisition of vessels	(3,885)	(7,198)	(4,313)
Deposits for vessel acquisitions	(1,201)	(841)	(1,848)
Due to related party	5,086	8,039	6,161
Issuance of Series D Convertible Preferred Stock issued for vessel acquisitions	0	6,000	6,000
Issuance of restricted stock	$ 5,254	$ 1,089	$ 0